RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Feb. 04, 2024 USD ($)	Feb. 04, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Directors' remuneration expense | $			$ 0.1	$ 0.0	$ 0.2	$ 0.0
Amount of loan set off | €		€ 125.5
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)			4.00%		4.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)			4.25%		4.25%
Applicable margin aggregated to arrive at the interest rate percentage, three (as a percent)			4.50%		4.50%
Amount of loan equitized	$ 2,540.0	€ 2,300.0
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan | LIBOR
Disclosure of transactions between related parties [line items]
Adjustment to interest rate basis (as a percent)			0.25%		0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Facility A Loan
Disclosure of transactions between related parties [line items]
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)			2.00%		2.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)			1.75%		1.75%